Expense Example - Quantified Gold Futures Tracking Fund	Jan. 30, 2026 USD ($)
Investor and Advisor Class Shares [Member] | Quantified Gold Futures Tracking Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Investor and Advisor Class Shares [Member] | Quantified Gold Futures Tracking Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,431
Class A Shares [Member] | Quantified Gold Futures Tracking Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,346
Expense Example, with Redemption, 10 Years	$ 2,263